Document and Entity Information	6 Months Ended
Mar. 31, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar 31, 2012
Entity Registrant Name	MALVERN BANCORP, INC.
Entity Central Index Key	0001550603
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Amendment Description	Pre-Effective Amendment No. 1 to the Form S-1

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and due from depository institutions	$ 1,304	$ 1,447	$ 1,564
Interest bearing deposits in depository institutions	57,321	32,049	79,831
Cash and Cash Equivalents	58,625	33,496	81,395
Investment securities available for sale, at fair value	81,701	74,389	40,719
Investment securities held to maturity (fair value of $746 and $4,024, respectively)	696	3,797	4,716
Restricted stock, at cost	4,827	5,349	6,567
Loans receivable, net of allowance for loan losses of $8,076 and $10,101, respectively	467,028	506,019	547,323
Other real estate owned	4,743	8,321	5,315
Accrued interest receivable	1,632	1,897	2,113
Property and equipment, net	7,927	8,165	8,765
Deferred income taxes, net	6,930	7,465	4,462
Bank-owned life insurance	15,026	14,760	14,213
Other assets	2,469	2,910	4,918
Total Assets	651,604	666,568	720,506
Liabilities and Shareholders' Equity
Deposits-noninterest-bearing	21,413	19,833	18,503
Deposits-interest-bearing	515,616	534,622	578,355
Total Deposits	537,029	554,455	596,858
FHLB advances	48,593	49,098	55,334
Advances from borrowers for taxes and insurance	2,297	651	585
Accrued interest payable	246	233	267
Other liabilities	1,536	1,847	1,255
Total Liabilities	589,701	606,284	654,299
Commitments and Contingencies
Shareholders' Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none issued	0	0	0
Common stock, $0.01 par value, 40,000,000 shares authorized, issued and outstanding: 6,102,500	62	62	62
Additional paid-in capital	25,861	25,889	25,912
Retained earnings	38,107	36,637	42,830
Treasury stock-at cost, 50,000 shares	(477)	(477)	(477)
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,105)	(2,178)	(2,299)
Accumulated other comprehensive income	455	351	179
Total Shareholders' Equity	61,903	60,284	66,207
Total Liabilities and Shareholders' Equity	$ 651,604	$ 666,568	$ 720,506

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Financial Condition(Parenthetical)
Held-to-maturity Securities, Fair Value	$ 746	$ 4,024	$ 4,925
Loans and Leases Receivable, Allowance	$ 8,076	$ 10,101	$ 8,157
Preferred Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	40,000,000	40,000,000	40,000,000
Common Stock, Shares Issued	6,102,500	6,102,500	6,102,500
Common Stock, Shares Outstanding	6,102,500	6,102,500	6,102,500
Treasury Stock, Shares	50,000	50,000	50,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest and Dividend Income
Loans, including fees	$ 12,458	$ 14,364	$ 28,185	$ 32,085	$ 33,711
Investment securities, taxable	859	720	1,487	990	848
Investment securities, tax-exempt	10	15	23	35	77
Dividends, restricted stock	1	0	0	0	0
Interest-bearing cash accounts	18	19	31	38	65
Total Interest and Dividend Income	13,346	15,118	29,726	33,148	34,701
Interest Expense
Deposits	3,542	4,532	8,453	10,114	13,478
Short-term borrowings	0	0	0	8	0
Long-term borrowings	862	879	1,745	3,519	5,203
Total Interest Expense	4,404	5,411	10,198	13,641	18,681
Net Interest Income	8,942	9,707	19,528	19,507	16,020
Provision for Loan Losses	25	10,042	12,392	9,367	2,280
Net Interest Income after Provision for Loan Losses	8,917	(335)	7,136	10,140	13,740
Other Income
Service charges and other fees	468	471	892	1,279	1,432
Rental income - other real estate owned	399	0	0	0	0
Rental income - other	133	130	267	254	255
Gain on sale of investments, net	623	0	0	(13)	29
Gain on disposal of fixed assets	0	0	0	0	8
(Loss) gain on sale of other real estate owned, net	(21)	(7)	23	(142)	(225)
Earnings on bank-owned life insurance	266	277	547	563	514
Total Other Income	1,868	871	1,729	1,941	2,013
Other Expense
Salaries and employee benefits	3,312	3,157	6,397	6,396	6,444
Occupancy expense	1,048	1,109	2,150	1,834	1,864
Federal deposit insurance premium	453	703	1,141	1,391	770
Advertising	422	425	737	736	674
Data processing	620	562	1,132	1,464	1,212
Professional fees	914	844	1,832	1,037	1,014
Other real estate owned expense	1,013	1,233	3,209	2,302	532
Other operating expenses	945	925	1,958	1,945	1,991
Total Other Expenses	8,727	8,958	18,556	17,105	14,501
Income (Loss) before income tax expense (benefit)	2,058	(8,422)	(9,691)	(5,024)	1,252
Income tax expense (benefit)	588	(2,979)	(3,579)	(1,895)	242
Net Income (Loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Basic Earnings (Loss) Per Share	$ 0.25	$ (0.92)	$ (1.04)	$ (0.53)	$ 0.17
Dividends Declared Per Share	$ 0	$ 0.03	$ 0.03	$ 0.12	$ 0.14

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Other Comprehensive Income (Loss):
Changes in net unrealized gains (loss) on securities available for sale	780	(1,248)	260	226	513
(Gains) losses realized in net income	(623)	0	0	13	(29)
Other Comprehensive Income, Total	157	(1,248)	260	239	484
Deferred income tax effect	(53)	425	(88)	(81)	(185)
Total other comprehensive income (loss)	104	(823)	172	158	299
Total comprehensive income (loss)	$ 1,574	$ (6,266)	$ (5,940)	$ (2,971)	$ 1,309

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2008	$ 62	$ 25,959	$ 45,663		$ (2,571)	$ (278)	$ 68,835
Net income (loss)			1,010				1,010
Net change in unrealized gain (loss) on securities available for sale, net of taxes						299	299
Treasury stock purchased				(19)			(19)
Cash dividends declared			(387)				(387)
Committed to be released ESOP shares		(22)			126		104
Balance at Sep. 30, 2009	62	25,937	46,286	(19)	(2,445)	21	69,842
Net income (loss)			(3,129)				(3,129)
Net change in unrealized gain (loss) on securities available for sale, net of taxes						158	158
Treasury stock purchased				(458)			(458)
Cash dividends declared			(327)				(327)
Committed to be released ESOP shares		(25)			146		121
Balance at Sep. 30, 2010	62	25,912	42,830	(477)	(2,299)	179	66,207
Net income (loss)			(6,112)				(6,112)
Net change in unrealized gain (loss) on securities available for sale, net of taxes						172	172
Cash dividends declared			(81)				(81)
Committed to be released ESOP shares		(23)			121		98
Balance at Sep. 30, 2011	62	25,889	36,637	(477)	(2,178)	351	60,284
Net income (loss)			1,470				1,470
Net change in unrealized gain (loss) on securities available for sale, net of taxes						104	104
Committed to be released ESOP shares		(28)			73		45
Balance at Mar. 31, 2012	$ 62	$ 25,861	$ 38,107	$ (477)	$ (2,105)	$ 455	$ 61,903

Consolidated Statements of Changes in Shareholders' Equity(Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Changes in Shareholders' Equity
Treasury stock purchased	0	0	48,000	2,000
Cash dividends declared	$ 0	$ 0.03	$ 0.12	$ 0.14
Committed to be released ESOP shares	6,702	13,404	13,404	13,404

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities
Net income (loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation expense	368	430	826	803	922
Provision for loan losses	25	10,042	12,392	9,367	2,280
Deferred income taxes expense (benefit)	481	(3,012)	(3,091)	(2,212)	(260)
ESOP expense	45	34	98	121	104
Accretion of premiums and discounts on investments securities, net	(78)	(63)	(61)	(107)	(98)
Amortization (accretion) of mortgage servicing rights	38	(25)	6	158	142
Net gain (loss) on sale of investment securities available for sale	(623)	0	0	13	(29)
Net gain on disposal of fixed assets	0	0	0	0	(8)
Loss on sale of other real estate owned	21	7	(23)	142	225
Write down of other real estate owned	472	903	2,455	2,122	216
Amortization of loan origination fees and costs	(630)	(556)	(896)	(964)	(1,033)
Decrease in accrued interest receivable	265	24	216	113	227
Increase (decrease) in accrued interest payable	13	(36)	(34)	(440)	(187)
(Decrease) increase in other liabilities	(311)	247	592	(2,475)	2,850
Earnings on bank-owned life insurance	(266)	(277)	(547)	(563)	(514)
Decrease (increase) in other assets	23	1,235	913	(1,210)	(564)
Decrease (increase) in prepaid FDIC assessment	433	674	1,087	(2,089)	(135)
Net Cash Provided by (Used In) Operating Activities	1,746	4,184	7,821	(350)	5,148
Cash Flows from Investing Activities
Proceeds from maturities and principal collections: investment securities held to maturity	3,108	714	949	153	370
Proceeds from maturities and principal collections: investment securities available for sale	14,636	12,375	37,955	20,130	13,076
Proceeds from sales of investment securities available for sale	18,954	0	0	192	1,150
Purchases of investment securities held to maturity	0	0	0	0	(2,370)
Purchases of investment securities available for sale	(29,379)	(45,009)	(71,333)	(33,636)	(18,715)
Loan purchases	(13,332)	(9,796)	(32,368)	(21,359)	(60,315)
Loan originations and principal collections, net	41,508	23,646	49,718	55,987	31,191
Proceeds from sale of other real estate owned	3,834	3,955	7,022	1,506	538
Purchase of other real estate owned	0	0	0	0	(777)
Additions to mortgage servicing rights	(53)	0	0	0	0
Purchases of bank-owned life insurance	0	0	0	0	(5,000)
Net decrease in restricted stock	522	640	1,218	0	329
Purchases of property and equipment	(130)	(175)	(227)	(1,185)	(277)
Net Cash Provided by (Used in) Investing Activities	39,668	(13,650)	(7,066)	21,788	(40,800)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(17,426)	(37,071)	(42,403)	80,347	63,018
Net decrease in short-term borrowings	0	0	0	0	(8,500)
Proceeds from long-term borrowings	0	0	0	3,000	5,000
Repayment of long-term borrowings	(505)	(5,735)	(6,236)	(47,287)	(10,677)
Increase (decrease) in advances from borrowers for taxes and insurance	1,646	1,192	66	(643)	(352)
Cash dividends paid	0	(81)	(81)	(327)	(415)
Treasury stock purchased	0	0	0	(458)	(19)
Net Cash Used in Financing Activities	(16,285)	(41,695)	(48,654)	34,632	48,055
Net Increase (Decrease) in Cash and Cash Equivalents	25,129	(51,161)	(47,899)	56,070	12,403
Cash and Cash Equivalents - Beginning	33,496	81,395	81,395	25,325	12,922
Cash and Cash Equivalents - Ending	58,625	30,234	33,496	81,395	25,325
Supplementary Cash Flows Information
Interest paid	4,391	5,448	10,232	14,081	18,869
Income taxes paid	0	4	11	1,485	510
Non-cash transfer of loans to other real estate owned	749	4,980	12,460	3,210	5,848
Non-cash transfer of loans to investment securities available for sale	$ 10,671	$ 0	$ 0	$ 0	$ 0

Organizational Structure and Nature of Operations	6 Months Ended
Mar. 31, 2012
Organizational Structure and Nature of Operations [Abstract]
Organizational Structure and Nature of Operations
Note 1 — Organizational Structure and Nature of Operations

Malvern Federal Bancorp, Inc. (the "Company") and its subsidiaries, Malvern Federal Holdings, Inc., a Delaware investment company, and Malvern Federal Savings Bank (the "Bank") and the Bank's subsidiaries, Strategic Asset Management Group, Inc. ("SAMG") and Malvern Federal Investments, Inc., a Delaware investment company, provide various banking services, primarily accepting deposits and originating residential and commercial mortgage loans, consumer loans and other loans through the Bank's eight full-service branches in Chester and Delaware Counties, Pennsylvania. SAMG owns 50% of Malvern Insurance Associates, LLC. Malvern Insurance Associates, LLC offers a full line of business and personal lines of insurance products. As of March 31, 2012, September 30, 2011 and September 30, 2010, SAMG's total assets were $42,000 (unaudited), $42,000 and $35,000, respectively. There was no income (unaudited) reported for SAMG for the six months ended March 31, 2012. The net income of SAMG for the six months ended March 31, 2011 was $6,500 (unaudited). The net income of SAMG for the year ended September 30, 2011 was $8,000. There was no income reported for SAMG for the year ended September 30, 2010. The net loss of SAMG for the year ended September 30, 2009 was $17,000. The Company is subject to competition from various other financial institutions and financial services companies. The Company is also subject to the regulations of certain federal agencies and, therefore, undergoes periodic examinations by those regulatory agencies.

In 2008, Malvern Federal Savings Bank ("Malvern Federal Savings" or the "Bank") completed its reorganization to the mutual holding company form of organization and formed Malvern Federal Bancorp, Inc. (the "Company") to serve as the stock holding company for the Bank. In connection with the reorganization, the Company sold 2,645,575 shares of its common stock to certain members of the Bank and the public at a purchase price of $10.00 per share. In addition, the Company issued 3,383,875 shares, or 55% of the then outstanding shares, of its common stock to Malvern Federal Mutual Holding Company, a federally chartered mutual holding company (the "Mutual Holding Company"), and contributed 123,050 shares (with a value of $1.2 million), or 2.0% of the then outstanding shares, to the Malvern Federal Charitable Foundation, a newly created Delaware charitable foundation. In addition to the shares of Malvern Federal Bancorp, Inc. which it owns, Malvern Federal Mutual Holding Company was capitalized with $100,000 in cash. The offering resulted in approximately $26.0 million in net proceeds. An Employee Stock Ownership Plan ("ESOP") was established which borrowed approximately $2.6 million from Malvern Federal Bancorp, Inc. to purchase 241,178 shares of common stock. Principal and interest payments of the loan are being made quarterly over a term of 18 years at a fixed interest rate of 5.0%.

In accordance with the subsequent events topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or the "ASC"), the Company evaluates events and transactions that occur after the statement of financial condition date for potential recognition and disclosure in the consolidated financial statements. The effect of all subsequent events that provide additional evidence of conditions that existed at the balance sheet date are recognized in the unaudited consolidated financial statements as of March 31, 2012.

Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The interim financial data at March 31, 2012 and the six months ended March 31, 2012 and 2011 are unaudited. The consolidated financial statements at March 31, 2012 and for the six months ended March 31, 2012 and 2011 and at and for the years ended September 30, 2011, 2010 and 2009 include the accounts of Malvern Federal Bancorp, Inc. and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, the evaluation of other-than-temporary impairment of investment securities and fair value measurements.

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within Chester and Delaware Counties, Pennsylvania. Note 5 discusses the types of investment securities that the Company invests in. Note 6 discusses the types of lending that the Company engages in. The Company does not have any significant concentrations to any one industry or customer. Although the Company has a diversified portfolio, its debtors ability to honor their contracts is influenced by, among other factors, the region's economy.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from depository institutions and interest bearing deposits.

The Company maintains cash deposits in other depository institutions that occasionally exceed the amount of deposit insurance available. Management periodically assesses the financial condition of these institutions and believes that the risk of any possible credit loss is minimal.

The Company is required to maintain average reserve balances in vault cash with the Federal Reserve Bank based upon outstanding balances of deposit transaction accounts. Based upon the Company's outstanding transaction deposit balances, the Bank maintained a deposit account with the Federal Reserve Bank in the amount of $4.5 million (unaudited), $5.0 million and $4.9 million at March 31, 2012, and September 30, 2011 and 2010, respectively.

Investment Securities

Debt securities held to maturity are securities that the Company has the positive intent and the ability to hold to maturity; these securities are reported at amortized cost and adjusted for unamortized premiums and discounts. Securities held for trading are securities that are bought and held principally for the purpose of selling in the near term; these securities are reported at fair value, with unrealized gains and losses reported in current earnings. At March 31, 2012, September 30, 2011 and September 30, 2010, the Company had no investment securities classified as trading. Debt securities that will be held for indefinite periods of time and equity securities, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity and changes in the availability of and the yield of alternative investments, are classified as available for sale. Realized gains and losses are recorded on the trade date and are determined using the specific identification method. Securities held as available for sale are reported at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income ("AOCI"). Management determines the appropriate classification of investment securities at the time of purchase.

Securities are evaluated on a quarterly basis, and more frequently when market conditions warrant such an evaluation, to determine whether declines in their value are other-than-temporary. To determine whether a loss in value is other-than-temporary, management utilizes criteria such as the reasons underlying the decline, the magnitude and duration of the decline and whether or not management intends to sell or expects that it is more likely than not that it will be required to sell the security prior to an anticipated recovery of the fair value. The term "other-than-temporary" is not intended to indicate that the decline is permanent, but indicates that the prospects for a near-term recovery of value is not necessarily favorable, or that there is a lack of evidence to support a realizable value equal to or greater than the carrying value of the investment. Once a decline in value for a debt security is determined to be other-than-temporary, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Loans Receivable

The Company, through the Bank, grants mortgage, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by residential and commercial mortgage loans secured by properties located throughout Chester County, Pennsylvania and surrounding areas. The ability of the Company's debtors to honor their contracts is dependent upon, among other factors, real estate values and general economic conditions in this area.

Loans receivable that management has the intent and ability to hold until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans using the interest method. The Company is amortizing these amounts over the contractual lives of the loans.

The loans receivable portfolio is segmented into residential loans, construction and development loans, commercial loans and consumer loans. The residential loan segment has one class, one- to four-family first lien residential mortgage loans. The construction and development loan segment consists of the following classes: residential and commercial and land loans. Residential construction loans are made for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are made for the purpose of acquiring, developing and constructing a commercial structure. The commercial loan segment consists of the following classes: commercial real estate loans, multi-family real estate loans, and other commercial loans, which are also generally known as commercial and industrial loans or commercial business loans. The consumer loan segment consists of the following classes: home equity lines of credit, second mortgage loans and other consumer loans, primarily unsecured consumer lines of credit.

For all classes of loans receivable, the accrual of interest is discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collection of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans, including impaired loans, generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt. The past due status of all classes of loans receivable is determined based on contractual due dates for loan payments.

In addition to originating loans, the Company purchases consumer and mortgage loans from brokers in our market area. Such purchases are reviewed for compliance with our underwriting criteria before they are purchased, and are generally purchased without recourse to the seller. Premiums and discounts on purchased loans are amortized as adjustments to interest income using the effective yield method.

Allowance for Loan Losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management's estimate of losses inherent in its unfunded loan commitments and is recorded in other liabilities on the consolidated statement of financial condition. The allowance for loan losses ("ALLL") is increased by the provision for loan losses and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Non-residential consumer loans are generally charged off no later than when they become 120 days past due on a contractual basis or earlier in the event of the borrower's bankruptcy or if there is an amount deemed uncollectible. Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for credit losses is maintained at a level considered adequate to provide for losses that can be reasonably estimated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class that are not considered impaired. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these classes of loans, as adjusted for qualitative factors. These qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions as well as the condition of various market segments, including the value of underlying collateral for collateral dependent loans.

3.	The nature and volume of the loan portfolio and terms of loans.

4.	The experience, ability, and depth of lending management and staff.

5.	The volume and severity of past due, classified and nonaccrual loans as well as and other loan modifications.

6.	The quality of the Company's loan review system, and the degree of oversight by the Company's Board of Directors.

7.	The existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	The effect of external factors, such as competition and legal and regulatory requirements.

The qualitative factors are applied to the historical loss rates for each class of loan. In addition, while not reported as a separate factor, changes in the value of underlying collateral (for regional property values) for collateral dependent loans is considered and addressed within the economic trends factor. A quarterly calculation is made adjusting the reserve allocation for each factor within a risk weighted range as it relates to each particular loan type, collateral type and risk rating within each segment. Data is gathered and evaluated through internal, regulatory, and government sources quarterly for each factor.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

In addition, the allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial and consumer loans. Credit quality risk ratings include categories of "pass," "special mention," "substandard" and "doubtful." Assets classified as "Pass" are those protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral. Assets which do not currently expose the insured institution to sufficient risk to warrant classification as substandard or doubtful but possess certain identified weaknesses are required to be designated "special mention." If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. An asset is considered "substandard" if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. "Substandard" assets include those characterized by the "distinct possibility" that the insured institution will sustain "some loss" if the deficiencies are not corrected. Assets classified as "doubtful" have all of the weaknesses inherent in those classified "substandard" with the added characteristic that the weaknesses present make "collection or liquidation in full," on the basis of currently existing facts, conditions, and values, "highly questionable and improbable."

Residential Lending. Residential mortgage originations are secured primarily by properties located in the Company's primary market area and surrounding areas. We currently originate fixed-rate, fully amortizing mortgage loans with maturities of 10 to 30 years. We also offer adjustable rate mortgage ("ARM") loans where the interest rate either adjusts on an annual basis or is fixed for the initial one, three or five years and then adjusts annually. However, due to market conditions, we have not originated a significant amount of ARM loans in recent years.

We underwrite one- to four-family residential mortgage loans with loan-to-value ratios of up to 95%, provided that the borrower obtains private mortgage insurance on loans that exceed 80% of the appraised value or sales price, whichever is less, of the secured property. We also require that title insurance, hazard insurance and, if appropriate, flood insurance be maintained on all properties securing real estate loans. We require that a licensed appraiser from our list of approved appraisers perform and submit to us an appraisal on all properties secured by a first mortgage on one- to four-family first mortgage loans.

In underwriting one- to four-family residential mortgage loans, the Company evaluates both the borrower's ability to make monthly payments and the value of the property securing the loan. Most properties securing real estate loans made by the Company are appraised by independent fee appraisers approved by the Board of Directors. The Company generally requires borrowers to obtain an attorney's title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. Real estate loans originated by the Company generally contain a "due on sale" clause allowing the Company to declare the unpaid principal balance due and payable upon the sale of the security property. The Company has not engaged in sub-prime residential mortgage loan originations. Our single-family residential mortgage loans generally are underwritten on terms and documentation conforming to guidelines issued by Freddie Mac and Fannie Mae.

Construction and Development Loans. During fiscal 2010, the Company generally ceased originating any new construction and development loans. Previously, we originated construction loans for residential and, to a lesser extent, commercial uses within our market area. We generally limited construction loans to builders and developers with whom we had an established relationship, or who were otherwise known to officers of the Bank. Our construction and development loans currently in the portfolio typically have variable rates of interest tied to the prime rate which improves the interest rate sensitivity of our loan portfolio.

Construction and development loans generally are considered to involve a higher level of risk than one-to four-family residential lending, due to the concentration of principal in a limited number of loans and borrowers and the effect of economic conditions on developers, builders and projects. Additional risk is also associated with construction lending because of the inherent difficulty in estimating both a property's value at completion and the estimated cost (including interest) to complete a project. The nature of these loans is such that they are more difficult to evaluate and monitor. In addition, speculative construction loans to a builder are not pre-sold and thus pose a greater potential risk than construction loans to individuals on their personal residences. In order to mitigate some of the risks inherent to construction lending, we inspect properties under construction, review construction progress prior to advancing funds, work with builders with whom we have established relationships, require annual updating of tax returns and other financial data of developers and obtain personal guarantees from the principals.

Commercial Lending. During fiscal 2010, the Company generally ceased originating new commercial or multi-family real estate mortgage loans and we are no longer purchasing whole loans or participation interests in commercial real estate or multi-family loans from other financial institutions. Commercial and multi-family real estate loans generally present a higher level of risk than loans secured by one- to four-family residences. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income producing properties and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by commercial and multi-family real estate is typically dependent upon the successful operation of the related real estate project. If the cash flow from the project is reduced (for example, if leases are not obtained or renewed, or a bankruptcy court modifies a lease term, or a major tenant is unable to fulfill its lease obligations), the borrower's ability to repay the loan may be impaired.

Most of the Company's commercial business loans have been extended to finance local and regional businesses and include short-term loans to finance machinery and equipment purchases, inventory and accounts receivable. The commercial business loans which we originated may be either a revolving line of credit or for a fixed term of generally 10 years or less. Interest rates are adjustable, indexed to a published prime rate of interest, or fixed. Generally, equipment, machinery, real property or other corporate assets secure such loans. Personal guarantees from the business principals are generally obtained as additional collateral.

Consumer Lending Activities. The Company currently originates most of its consumer loans in its primary market area and surrounding areas. The Company originates consumer loans on both a direct and indirect basis. Consumer loans generally have higher interest rates and shorter terms than residential mortgage loans; however, they have additional credit risk due to the type of collateral securing the loan or in some case the absence of collateral. As a result of the declines in the market value of real estate and the deterioration in the overall economy, we are continuing to evaluate and monitor the credit conditions of our consumer loan borrowers and the real estate values of the properties securing our second mortgage loans as part of our on-going efforts to assess the overall credit quality of the portfolio in connection with our review of the allowance for loan losses.

Consumer loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Once all factor adjustments are applied, general reserve allocations for each segment are calculated, summarized and reported on the ALLL summary. ALLL final schedules, calculations and the resulting evaluation process are reviewed quarterly by the Bank's Asset Classification Committee and the Bank's Board of Directors.

In addition, Federal bank regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may include information which was not previously available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is appropriate.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed.

An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

For commercial and industrial loans secured by non-real estate collateral, such as accounts receivable, inventory and equipment, estimated fair values are determined based on the borrower's financial statements, inventory reports, accounts receivable aging or equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets.

Loan Servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing right based on relative fair value. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Capitalized servicing rights are reported in other assets and are amortized into non-interest expense in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the capitalized amount for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Troubled Debt Restructurings

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring may be modified by means of extending the maturity date of the loan, reducing the interest rate on the loan to a rate which is below market, a combination of rate adjustments and maturity extensions, or by other means including covenant modifications, forbearances or other concessions. However, the Company generally only restructures loans by modifying the payment structure to interest only or by reducing the actual interest rate. We do not accrue interest on loans that were non-accrual prior to the troubled debt restructuring until they have performed in accordance with their restructured terms for a period of at least six months. We continue to accrue interest on troubled debt restructurings which were performing in accordance with their terms prior to the restructure and continue to perform in accordance with their restructured terms. Management evaluates the ALLL with respect to TDRs under the same policy and guidelines as all other performing loans are evaluated with respect to the ALLL.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of the previously established carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in other expenses from other real estate owned.

Restricted Stock

Restricted stock represents required investments in the common stock of a correspondent bank and is carried at cost. As of March 31, 2012, September 30, 2011 and September 30, 2010, restricted stock consists solely of the common stock of the Federal Home Loan Bank of Pittsburgh ("FHLB").

Management's evaluation and determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of an investment's cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Property and Equipment

Property and equipment are carried at cost. Depreciation is computed using the straight-line and accelerated methods over estimated useful lives ranging from 3 to 39 years beginning when assets are placed in service. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income for the period. The cost of maintenance and repairs is charged to income as incurred.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Bank-Owned Life Insurance

The Company invests in bank owned life insurance ("BOLI") as a source of funding for employee benefit expenses. BOLI involves the purchasing of life insurance by the Bank on a chosen group of employees. The Bank is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Earnings from the increase in cash surrender value of the policies are included in other income on the statement of income.

Employee Benefit Plans

The Bank's 401(k) plan allows eligible participants to set aside a certain percentage of their salaries before taxes. The Company may elect to match employee contributions up to a specified percentage of their respective salaries in an amount determined annually by the Board of Directors. The Company's matching contribution related to the plan resulted in expenses of $52,000 (unaudited) and $10,000 (unaudited), for the six months ended March 31, 2012 and 2011, respectively. The Company's matching contribution related to the plan resulted in expenses of $54,000, $116,000, and $166,000, for fiscal years 2011, 2010, and 2009, respectively. There were no bonus matching contributions for the six months ended March 31, 2012 and fiscal years 2011 and 2010.

The Company also maintains a Supplemental Executive and a Director Retirement Plan (the "Plans"). The accrued amount for the Plans included in other liabilities was $1.1 million (unaudited), $1.0 million and $893,000 at March 31, 2012, September 30, 2011 and 2010, respectively. Distributions made for the six months ended March 31, 2012 and 2011 were $10,000 (unaudited) and $16,000 (unaudited), respectively. Distributions made for the fiscal year 2011 and 2010 were $29,000 and $25,000, respectively. The expense associated with the Plans for the six months ended March 31, 2012 and 2011 was $54,000 (unaudited) and $80,000 (unaudited), respectively. The expense associated with the Plans for the years ended September 30, 2011, 2010, and 2009 was $172,000, $167,000, and $148,000, respectively.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. These calculations are based on many complex factors including estimates of the timing of reversals of temporary differences, the interpretation of federal income tax laws and a determination of the differences between the tax and the financial reporting basis of assets and liabilities. Actual results could differ significantly from the estimates and interpretations used in determining the current and deferred income tax assets and liabilities.

A valuation allowance is required to be recognized if it is "more likely than not" that a portion of the deferred tax assets will not be realized. The Company's policy is to evaluate the deferred tax asset on a quarterly basis and record a valuation allowance for our deferred tax asset if we do not have sufficient positive evidence indicating that it is more likely than not that some or all of the deferred tax asset will be realized.

Commitments and Contingencies

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the statement of financial condition when they are funded.

Segment Information

The Company has one reportable segment, "Community Banking." All of the Company's activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Reclassifications

Certain reclassifications have been made to the previous periods financial statements to conform to the current periods presentation. These reclassifications had no effect on the Company's results of operations.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures About Offsetting Assets and Liabilities." This project began as an attempt to converge the offsetting requirements under U.S. GAAP and IFRS. However, as the Boards were not able to reach a converged solution with regards to offsetting requirements, the Boards developed convergent disclosure requirements to assist in reconciling differences in the offsetting requirements under U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. ASU No. 2011-11 also requires disclosure of collateral received and posted in connection with master netting arrangements or similar arrangements. ASU No. 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. As the provisions of ASU No. 2011-11 only impact the disclosure requirements related to the offsetting of assets and liabilities, the adoption will have no impact on the Company's Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." The provisions of ASU No. 2011-05 allow an entity the option to present the total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. Under either method, entities are required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU No. 2011-05 also eliminates the option to present the components of other comprehensive income as a part of the statement of changes in shareholders' equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU No. 2011-05 was effective for the Company's interim reporting period beginning on or after January 1, 2012, with retrospective application required. In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The provisions of ASU No. 2011-12 defer indefinitely the requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. ASU No. 2011-12, which shares the same effective date as ASU No. 2011-05, does not defer the requirement for entities to present components of comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  The Company adopted the provisions of ASU No. 2011-05 and ASU No. 2011-12 which resulted in a new statement of comprehensive income (loss) for the interim period ended March 31, 2012. In addition, the Company has retroactively presented for all prior periods as required. The adoption of ASU No. 2011-05 and ASU No. 2011-12 had no impact on the Company's Consolidated Financial Statements.

In May 2011 the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 represents the converged guidance of the FASB and the IASB (the "Boards") on fair value measurements. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value." The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The amendments in this ASU are required to be applied prospectively, and are effective for interim and annual periods beginning after December 15, 2011. The Company adopted the provisions of ASU No. 2011-04 effective January 1, 2012. The fair value measurement provisions of ASU No. 2011-4 had no impact on the Company's Consolidated Financial Statements.

Earnings Per Share	6 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 3 — Earnings Per Share

Basic earnings per common share is computed based on the weighted average number of shares outstanding reduced by unearned ESOP shares. Diluted earnings per share is computed based on the weighted average number of shares outstanding and common stock equivalents ("CSEs") that would arise from the exercise of dilutive securities reduced by unearned ESOP shares. As of March 31, 2012, September 30, 2011 and 2010 and for the six months ended March 31, 2012 and 2011 and for the years ended September 30, 2011, 2010 and 2009, the Company had not issued and did not have any outstanding CSEs and, at the present time, the Company's capital structure has no potential dilutive securities.

The following table sets forth the composition of the weighted average shares (denominator) used in the earnings per share computations.

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands, except per share data)
Net Income (Loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010
Weighted average shares outstanding	6,102,500	6,102,500	6,102,500	6,107,495	6,152,418
Average unearned ESOP shares	(193,138)	(206,556)	(203,184)	(216,590)	(229,997)
Weighted average shares outstanding—basic	5,909,362	5,895,944	5,899,316	5,890,905	5,922,421
Earnings (Loss) per share—basic	$0.25	$(0.92)	$(1.04)	$(0.53)	$0.17

Employee Stock Ownership Plan	6 Months Ended
Mar. 31, 2012
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan
Note 4 — Employee Stock Ownership Plan

The Company established an employee stock ownership plan ("ESOP") in 2008 for substantially all of its full-time employees. Certain senior officers of the Bank have been designated as Trustees of the ESOP. Shares of the Company's common stock purchased by the ESOP are held until released for allocation to participants. Shares released are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of all eligible plan participants. As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released. To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is charged or credited to additional paid-in capital. During the period from May 20, 2008 to September 30, 2008, the ESOP purchased 241,178 shares of the Company's common stock for approximately $2.6 million, an average price of $10.86 per share, which was funded by a loan from Malvern Federal Bancorp, Inc. The ESOP loan is being repaid principally from the Bank's contributions to the ESOP. The loan, which bears an interest rate of 5%, is being repaid in quarterly installments through 2026. Shares are released to participants proportionately as the loan is repaid. During the six months ended March 31, 2012 and 2011, there were 6,702 (unaudited) and 6,702 (unaudited) shares committed to be released, respectively. During the years ended September 30, 2011, 2010 and 2009, there were 13,404, 13,404, and 13,404 shares, respectively, committed to be released. At March 31, 2012, there were 189,798 (unaudited) unallocated shares held by the ESOP which had an aggregate fair value of approximately $1.5 million (unaudited). At September 30, 2011, there were 196,500 unallocated shares held by the ESOP which had an aggregate fair value of approximately $1.3 million.

Investment Securities	6 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities
Note 5 — Investment Securities

At March 31, 2012, September 30, 2011 and 2010, the Company's mortgage-backed securities consisted solely of securities backed by residential mortgage loans. The Company held no mortgage-backed securities backed by commercial mortgage loans at these dates.

Investment securities available for sale at March 31, 2012, and at September 30, 2011 and 2010 consisted of the following:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Unaudited)
	(Dollars in thousands)
U.S. government obligations	$4,999	$6	$—	$5,005
U.S. government agencies	22,872	135	(30)	22,977
FHLB notes	1,694	5	—	1,699
State and municipal obligations	2,624	28	(46)	2,606
Single issuer trust preferred security	1,000	—	(242)	758
Corporate debt securities	1,502	30	—	1,532
	34,691	204	(318)	34,577
Mortgage-backed securities:
FNMA:
Adjustable-rate	1,406	75	—	1,481
Fixed-rate	697	47	—	744
FHLMC:
Adjustable-rate	556	23	—	579
GNMA, adjustable-rate	140	3	—	143
CMO, fixed-rate	43,522	655	—	44,177
	46,321	803	—	47,124
	$81,012	$1,007	$(318)	$81,701

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. government obligations	$4,998	$12	$—	$5,010
U.S. government agencies	23,874	98	(26)	23,946
FHLB notes	4,498	5	(7)	4,496
State and municipal obligations	952	31	(20)	963
Single issuer trust preferred security	1,000	—	(210)	790
Corporate debt securities	2,185	29	—	2,214
	37,507	175	(263)	37,419
Mortgage-backed securities:
FNMA:
Adjustable-rate	2,500	135	—	2,635
Fixed-rate	897	57	—	954
FHLMC:
Adjustable-rate	643	21	—	664
Fixed-rate	325	27	—	352
GNMA, adjustable-rate	147	4	—	151
CMO, fixed-rate	31,838	425	(49)	32,214
	36,350	669	(49)	36,970
	$73,857	$844	$(312)	$74,389

	September 30, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. government obligations	$4,997	$—	$—	$4,997
U.S. government agencies	12,706	41	(2)	12,745
FHLB notes	2,999	10	—	3,009
State and municipal obligations	1,199	26	(18)	1,207
Single issuer trust preferred security	1,000	—	(241)	759
Corporate debt securities	1,451	25	(1)	1,475
	24,352	102	(262)	24,192
Mortgage-backed securities:
FNMA:
Adjustable-rate	3,329	159	—	3,488
Fixed-rate	1,479	60	—	1,539
FHLMC:
Adjustable-rate	849	24	—	873
Fixed-rate	475	37	—	512
GNMA, adjustable-rate	165	4	—	169
CMO, fixed-rate	9,798	179	(31)	9,946
	16,095	463	(31)	16,527
	$40,447	$565	$(293)	$40,719

Proceeds from sales of securities available for sale during the first six months of fiscal 2012 were $19.0 million (unaudited). Gross gains of $623,000 (unaudited) were realized on these sales. There were no sales of investments during fiscal 2011. Proceeds from sales of securities available for sale during fiscal 2010 were $192,000. Gross losses of $13,000 were realized on these sales. Proceeds from sales of securities available for sale during fiscal 2009 were $1.2 million. Gross gains of $29,000 were realized on these sales.

Investment securities held to maturity at March 31, 2012, September 30, 2011 and 2010 consisted of the following:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Unaudited)
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$214	$7	$—	$221
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	481	43	—	524
	$696	$50	$—	$746

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$231	$9	$—	$240
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	3,565	218	—	3,783
	$3,797	$227	$—	$4,024

	September 30, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Mortgage-backed securities:
GNMA, adjustable-rate	$265	$9	$—	$274
GNMA, fixed-rate	1	—	—	1
FNMA, fixed-rate	4,450	200	—	4,650
	$4,716	$209	$—	$4,925

The following tables summarize the aggregate investments at March 31, 2012, and at September 30, 2011 and 2010 that were in an unrealized loss position.

	March 31, 2012
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Unaudited)
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$3,970	$(30)	$—	$—	$3,970	$(30)
State and municipal obligations	964	(46)	—	—	964	(46)
Single issuer trust preferred security	—	—	758	(242)	758	(242)
	$4,934	$(76)	$758	$(242)	$5,692	$(318)

	September 30, 2011
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$6,971	$(26)	$—	$—	$6,971	$(26)
FHLB notes	994	(5)	997	(2)	1,991	(7)
State and municipal obligations	20	(20)	—	—	20	(20)
Single issuer trust preferred security	—	—	790	(210)	790	(210)
Mortgage-backed securities:
CMO, fixed-rate	6,077	(49)	—	—	6,077	(49)
	$14,062	$(100)	$1,787	$(212)	$15,849	$(312)

	September 30, 2010
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Investment Securities Available for Sale:
U.S. government agencies	$1,996	$(2)	$—	$—	$1,996	$(2)
State and municipal obligations	—	—	27	(18)	27	(18)
Single issuer trust preferred security	—	—	759	(241)	759	(241)
Corporate debt security	499	(1)	—	—	499	(1)
Mortgage-backed securities:
CMO, fixed-rate	967	(31)	—	—	967	(31)
	$3,462	$(34)	$786	$(259)	$4,248	$(293)

The Company had no securities classified as held to maturity which were in an unrealized loss position at March 31, 2012 (unaudited), September 30, 2011 and 2010.

As of March 31, 2012, the estimated fair value of the securities disclosed above was primarily dependent upon the movement in market interest rates particularly given the negligible inherent credit risk associated with these securities. These investment securities are comprised of securities that are rated investment grade by at least one bond credit rating service. Although the fair value will fluctuate as market interest rates move, management believes that these fair values will recover as the underlying portfolios mature and are reinvested in market rate yielding investments. As of March 31, 2012, the Company's investment securities that were in an unrealized loss position, all of which securities were available for sale, consisted of five (unaudited) U.S. government agency securities, five (unaudited) tax-free municipal bonds and one (unaudited) single issuer trust preferred security. The Company does not intend to sell and expects that it is not more likely not that it will be required to sell these securities until such time as the value recovers or the securities mature. Management does not believe any individual unrealized loss as of March 31, 2012 represents other-than-temporary impairment.

At March 31, 2012, the gross unrealized loss of the single issuer trust preferred security increased by $32,000 (unaudited) from an unrealized loss at September 30, 2011 of $210,000 to an unrealized loss of $242,000 (unaudited) as of March 31, 2012. At September 30, 2011, the gross unrealized loss of the single issuer trust preferred security improved by $31,000 from an unrealized loss at September 30, 2010 of $241,000 to an unrealized loss of $210,000 as of September 30, 2011. The historic changes in the economy and interest rates have caused the pricing of agency securities, mortgage-backed securities, and trust preferred securities to widen dramatically over U.S. Treasury securities into fiscal 2012, but overall trends have stabilized within the market. Management will continue to monitor the performance of this security and the markets to determine the true economic value of this security.

At March 31, 2012 (unaudited), September 30, 2011 and 2010 the Company had no securities pledged to secure public deposits.

The amortized cost and fair value of debt securities by contractual maturity at March 31, 2012, and at September 30, 2011 follows:

	March 31, 2012
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Unaudited)
	(Dollars in thousands)
Within 1 year	$18,682	$18,493	$—	$—
Over 1 year through 5 years	9,199	9,349	—	—
After 5 years through 10 years	5,345	5,295	—	—
Over 10 years	1,465	1,440	—	—
	34,691	34,577	—	—
Mortgage-backed securities	46,321	47,124	696	746
	$81,012	$81,701	$696	$746

	September 30, 2011
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
Within 1 year	$23,316	$23,161	$—	$—
Over 1 year through 5 years	13,197	13,286	—	—
After 5 years through 10 years	(5)	(25)	—	—
Over 10 years	999	997	—	—
	37,507	37,419	—	—
Mortgage-backed securities	36,350	36,970	3,797	4,024
	$73,857	$74,389	$3,797	$4,024

Loans Receivable and Related Allowance for Loan Losses	6 Months Ended
Mar. 31, 2012
Loans Receivable and Related Allowance for Loan Losses [Abstract]
Loans Receivable and Related Allowance for Loan Losses
Note 6 — Loans Receivable and Related Allowance for Loan Losses

Loans receivable consisted of the following:

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$220,211	$229,330	$230,966
Construction and Development:
Residential and commercial	21,846	26,005	30,429
Land	632	2,722	2,989
Total Construction and Development	22,478	28,727	33,418
Commercial:
Commercial real estate	122,096	131,225	143,095
Multi-family	5,370	5,507	6,493
Other	8,735	10,992	11,398
Total Commercial	136,201	147,724	160,986
Consumer:
Home equity lines of credit	20,667	20,735	19,927
Second mortgages	72,188	85,881	105,825
Other	821	788	1,086
Total Consumer	93,676	107,404	126,838

Total loans	472,566	513,185	552,208

Deferred loan cost, net	2,538	2,935	3,272
Allowance for loan losses	(8,076)	(10,101)	(8,157)

Total loans receivable, net	$467,028	$506,019	$547,323

A summary of activity in the allowance for loan loss follows:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Beginning balance	$10,101	$8,157	$8,157	$5,718	$5,505
Provision for loan losses	25	10,042	12,392	9,367	2,280
Charge-offs	(3,268)	(7,864)	(10,550)	(6,933)	(2,097)
Recoveries	1,218	31	102	5	30
Balance at end of year	$8,076	$10,366	$10,101	$8,157	$5,718

The following table summarizes the primary classes of the allowance for loan losses, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the six months ended March 31, 2012, and the year ended September 30, 2011.

	March 31, 2012
		Construction and Development		Commercial			Consumer
	Residential Mortgage	Residential and Commercial	Land	Commercial Real Estate	Multi- family	Other	Home Equity Lines of Credit	Second Mortgages	Other	Unallocated	Total
	(Unaudited)
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$1,458	$1,627	$49	$4,176	$49	$317	$220	$2,154	$16	$35	$10,101
Charge-offs	(975)	(412)	—	(855)	—	(88)	(51)	(865)	(22)	—	(3,268)
Recoveries	—	1,139	—	—	—	2	—	75	2	—	1,218
Provision	827	(1,535)	(38)	488	(12)	(13)	8	205	21	74	25
Ending Balance	$1,310	$819	$11	$3,809	$37	$218	$177	$1,569	$17	$109	$8,076
Ending balance: individually evaluated for impairment	$1	$29	$—	$443	$—	$—	$—	$—	$—	$—	$473
Ending balance: collectively evaluated for impairment	$1,309	$790	$11	$3,366	$37	$218	$177	$1,569	$17	$109	$7,603
Loans receivable:
Ending balance	$220,211	$21,846	$632	$122,096	$5,370	$8,735	$20,667	$72,188	$821		$472,566
Ending balance: individually evaluated for impairment	$3,346	$3,211	$—	$6,072	$—	$176	$22	$669	$—		$13,496
Ending balance: collectively evaluated for impairment	$216,865	$18,635	$632	$116,024	$5,370	$8,559	$20,645	$71,519	$821		$459,070

	September 30, 2011
		Construction and Development		Commercial			Consumer
	Residential Mortgage	Residential and Commercial	Land	Commercial Real Estate	Multi- family	Other	Home Equity Lines of Credit	Second Mortgages	Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$1,555	$689	$63	$2,741	$191	$303	$284	$2,264	$22	$45	$8,157
Charge-offs	(2,478)	(1,307)	—	(2,460)	(164)	(278)	(166)	(3,691)	(6)	—	(10,550)
Recoveries	1	—	—	1	1	5	3	82	9	—	102
Provision	2,380	2,245	(14)	3,894	21	287	99	3,499	(9)	(10)	12,392
Ending Balance	$1,458	$1,627	$49	$4,176	$49	$317	$220	$2,154	$16	$35	$10,101
Ending balance: individually evaluated for impairment	$296	$870	$—	$751	$—	$20	$61	$356	$—	$—	$2,354
Ending balance: collectively evaluated for impairment	$1,162	$757	$49	$3,425	$49	$297	$159	$1,798	$16	$35	$7,747
Loans receivable:
Ending balance	$229,330	$26,005	$2,722	$131,225	$5,507	$10,992	$20,735	$85,881	$788		$513,185
Ending balance: individually evaluated for impairment	$1,651	$5,201	$—	$6,996	$—	$195	$60	$757	$—		$14,860
Ending balance: collectively evaluated for impairment	$227,679	$20,804	$2,722	$124,229	$5,507	$10,797	$20,675	$85,124	$788		$498,325

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of March 31, 2012, and as of September 30, 2011 and 2010.

	Impaired Loans With Specific Allowance		Impaired Loans With No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
March 31, 2012 (unaudited):
Residential mortgage	$883	$1	$2,463	$3,346	$5,243
Construction and Development:
Residential and commercial	1,059	29	2,152	3,211	4,822
Commercial:
Commercial real estate	3,672	443	2,400	6,072	6,498
Other	—	—	176	176	176
Consumer:
Home equity lines of credit	—	—	22	22	37
Second mortgages	—	—	669	669	841
Total impaired loans	$5,614	$473	$7,882	$13,496	$17,617
September 30, 2011:
Residential mortgage	$1,627	$296	$24	$1,651	$2,813
Construction and Development:
Residential and commercial	2,033	870	3,168	5,201	9,306
Commercial:
Commercial real estate	5,005	751	1,991	6,996	9,999
Other	20	20	175	195	195
Consumer:
Home equity lines of credit	60	61	—	60	60
Second mortgages	440	356	317	757	757
Total impaired loans	$9,185	$2,354	$5,675	$14,860	$23,130
September 30, 2010:
Residential mortgage	$2,356	$865	$—	$2,356	$2,356
Construction and Development:
Residential and commercial	1,393	111	—	1,393	1,393
Commercial:
Commercial real estate	6,392	650	1,213	7,605	7,605
Multi-family	1,093	164	—	1,093	1,093
Consumer:
Home equity lines of credit	189	136	—	189	189
Second mortgages	2,391	1,141	1,010	3,401	3,401
Total impaired loans	$13,814	$3,067	$2,223	$16,037	$16,037

The following table presents the average recorded investment in impaired loans and related interest income recognized during the six months ended March 31, 2012 and 2011, and the years ended September 30, 2011, 2010 and 2009.

	Average Impaired Loans	Interest Income Recognized on Impaired Loans	Cash Basis Collection on Impaired Loans
	(Unaudited)
	(Dollars in thousands)
Six Months Ended March 31, 2012:
Residential mortgage	$1,756	$24	$44
Construction and development:
Residential and commercial	3,297	—	220
Commercial:
Commercial real estate	6,914	150	179
Other	184	3	3
Consumer:
Home equity lines of credit	29	—	—
Second mortgages	572	2	4
Other	3	—	—
Total	$12,755	$179	$450

Six Months Ended March 31, 2011:
Residential mortgage	$2,361	$—	$—
Construction and development:
Residential and commercial	1,381	—	35
Commercial:
Commercial real estate	8,010	281	372
Multi-family	276	—	—
Other	1	—	1
Consumer:
Home equity lines of credit	158	—	—
Second mortgages	1,586	—	—
Total	$13,773	$281	$408

	Average Impaired Loans	Interest Income Recognized on Impaired Loans	Cash Basis Collection on Impaired Loans
	(Dollars in thousands)
Year Ended September 30, 2011:
Residential mortgage	$1,978	$8	$126
Construction and development:
Residential and commercial	2,386	136	1,805
Commercial:
Commercial real estate	8,736	369	451
Multi-family	138	—	—
Other	32	7	7
Consumer:
Home equity lines of credit	102	4	13
Second mortgages	1,009	25	42
Total	$14,381	$549	$2,444

Year Ended September 30, 2010:
Residential mortgage	$1,673	$22	$83
Construction and development:
Residential and commercial	3,963	—	286
Commercial:
Commercial real estate	4,954	265	257
Multi-family	1,085	32	41
Other	419	—	—
Consumer:
Home equity lines of credit	238	1	1
Second mortgage	1,891	42	47
Other	1	—	—
Total	$14,224	$362	$715

Year Ended September 30, 2009:
Residential mortgage	$3,789	$234	$217
Construction and development:
Residential and commercial	7,199	231	527
Commercial:
Commercial real estate	785	56	6
Other	36	2	3
Consumer:
Home equity lines of credit	407	19	10
Second mortgage	2,069	156	97
Other	1	—	—
Total	$14,286	$698	$860

The following tables present the classes of the loan portfolio summarized by loans considered to be rated as pass and the categories of special mention, substandard and doubtful within the Company's internal risk rating system as of March 31, 2012 and September 30, 2011. We had no loans classified as loss at March 31, 2012 (unaudited) or at September 30, 2011 and 2010.

	March 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$214,351	$251	$5,609	$—	$220,211
Construction and Development:
Residential and commercial	13,354	3,218	5,274	—	21,846
Land	—	632	—	—	632
Commercial:
Commercial real estate	100,961	5,678	15,014	443	122,096
Multi-family	4,782	588	—	—	5,370
Other	7,065	900	770	—	8,735
Consumer:
Home equity lines of credit	20,457	—	210	—	20,667
Second mortgages	70,608	—	1,580	—	72,188
Other	821	—	—	—	821
Total	$432,399	$11,267	$28,457	$443	$472,566

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total
	(Dollars in thousands)
Residential mortgage	$225,498	$197	$3,635	$—	$229,330
Construction and Development:
Residential and commercial	15,514	2,579	7,042	870	26,005
Land	662	900	1,160	—	2,722
Commercial:
Commercial real estate	108,267	6,645	16,088	225	131,225
Multi-family	4,910	—	597	—	5,507
Other	9,190	1,004	798	—	10,992
Consumer:
Home equity lines of credit	20,621	16	98	—	20,735
Second mortgages	82,425	1,335	2,121	—	85,881
Other	779	9	—	—	788
Total	$467,866	$12,685	$31,539	$1,095	$513,185

The following table presents loans that are no longer accruing interest by portfolio class.

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Non-accrual loans:
Residential mortgage	$4,425	$2,866	$8,354
Construction and Development:
Residential and commercial	3,210	6,617	1,393
Commercial:
Commercial real estate	2,822	1,765	4,476
Multi-family	—	—	1,093
Other	201	229	—
Consumer:
Home equity lines of credit	43	61	457
Second mortgages	1,029	1,377	4,085
Other	—	—	3
Total non-accrual loans	$11,730	$12,915	$19,861

Under the Bank's loan policy, once a loan has been placed on non-accrual status, we do not resume interest accruals until the loan has been brought current and has maintained a current payment status for six consecutive months. Interest income that would have been recognized on nonaccrual loans had they been current in accordance with their original terms was $312,000 (unaudited) and $364,000 (unaudited) for the six months ended March 31, 2012 and 2011, respectively. Interest income that would have been recognized on nonaccrual loans had they been current in accordance with their original terms was $1.3 million, $1.4 million and $698,000 for fiscal 2011, 2010 and 2009, respectively. The amount that was included in interest income on such loans was $107,000 (unaudited), $151,000 (unaudited), $364,000 (unaudited), $342,000 (unaudited), $228,000 (unaudited), and $392,000 (unaudited), respectively, for the six months ended March 31, 2012 and 2011 and the years ended September 30, 2011, 2010 and 2009.There were no loans past due 90 days or more and still accruing interest at March 31, 2012 (unaudited), September 30, 2011 and 2010.

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by whether a loan payment is "current," that is, payments have been received from a borrower by the scheduled due date, or the length of time a scheduled payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories as of March 31, 2012, and September 30, 2011 and 2010.

	Current	30–59 Days Past Due	60–89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable
	(Dollars in thousands)
March 31, 2012 (unaudited):
Residential mortgage	$214,802	$546	$438	$4,425	$5,409	$220,211
Construction and Development:
Residential and commercial	18,636	—	—	3,210	3,210	21,846
Land	632	—	—	—	—	632
Commercial:
Commercial real estate	118,838	—	436	2,822	3,258	122,096
Multi-family	5,370	—	—	—	—	5,370
Other	8,534	—	—	201	201	8,735
Consumer:
Home equity lines of credit	20,624	—	—	43	43	20,667
Second mortgages	69,688	1,058	413	1,029	2,500	72,188
Other	821	—	—	—	—	821
Total	$457,945	$1,604	$1,287	$11,730	$14,621	$472,566

	Current	30–59 Days Past Due	60–89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable
	(Dollars in thousands)
September 30, 2011:
Residential mortgage	$225,705	$341	$418	$2,866	$3,625	$229,330
Construction and Development:
Residential and commercial	19,388	—	—	6,617	6,617	26,005
Land	2,722	—	—	—	—	2,722
Commercial:
Commercial real estate	129,265	—	195	1,765	1,960	131,225
Multi-family	5,507	—	—	—	—	5,507
Other	10,741	22	—	229	251	10,992
Consumer:
Home equity lines of credit	20,658	—	16	61	77	20,735
Second mortgages	82,803	1,074	627	1,377	3,078	85,881
Other	772	—	16	—	16	788
Total	$497,561	$1,437	$1,272	$12,915	$15,624	$513,185

September 30, 2010:
Residential mortgage	$220,934	$1,004	$674	$8,354	$10,032	$230,966
Construction and Development:
Residential and commercial	29,036	—	—	1,393	1,393	30,429
Land	2,989	—	—	—	—	2,989
Commercial:
Commercial real estate	137,843	776	—	4,476	5,252	143,095
Multi-family	5,400	—	—	1,093	1,093	6,493
Other	11,189	—	209	—	209	11,398
Consumer:
Home equity lines of credit	19,433	37	—	457	494	19,927
Second mortgages	100,132	1,122	486	4,085	5,693	105,825
Other	1,080	2	1	3	6	1,086
Total	$528,036	$2,941	$1,370	$19,861	$24,172	$552,208

As a result of adopting the amendments in ASU No. 2011-02 in the fourth quarter of fiscal 2011, the Company reassessed all loans that were restructured on or after October 1, 2010 and for which the borrower was determined to be troubled, for identification as troubled debt restructurings ("TDRs"). Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in Section 310-10-35 of the Accounting Standards Codification. The amendments in ASU No. 2011-02 require prospective application of the impairment measurement guidance in Section 450-20 for those receivables newly identified as impaired.

Restructured loans deemed to be TDRs typically are the result of extension of the loan maturity date or a reduction of the interest rate of the loan to a rate that is below market, a combination of rate and maturity extension, or by other means including covenant modifications, forbearance and other concessions. However, the Company generally only restructures loans by modifying the payment structure to require payments of interest only for a specified period or by reducing the actual interest rate. Once a loan becomes a TDR, it will continue to be reported as a TDR during the term of the restructure.

The Company had $11.2 million (unaudited) and $10.3 million of TDRs at March 31, 2012 and September 30, 2011, respectively. Twelve loans (unaudited) deemed TDRs with an aggregate balance of $8.3 million (unaudited) at March 31, 2012 were classified as impaired; however, they were performing prior to the restructure and continued to perform under their restructured terms through March 31, 2012, and, accordingly, were deemed to be performing loans at March 31, 2012 and we continued to accrue interest on such loans through such date. During the six months ended March 31, 2012 we charged-off $37,000 (unaudited) with respect to one home equity line of credit loan which was deemed a TDR. At March 31, 2012, three (unaudited) TDRs with an aggregate balance of $2.9 million (unaudited) were deemed non-accruing TDRs. The $2.9 million (unaudited) of TDRs deemed non-accruing TDRs, which were also deemed impaired at March 31, 2012, were comprised of two (unaudited) construction and development loans with an aggregate balance of $1.6 million (unaudited) and one (unaudited) commercial real estate loans with an aggregate balance of $1.3 million (unaudited) at March 31, 2012. Eleven loans deemed TDRs with an aggregate balance of $7.4 million at September 30, 2011 were classified as impaired; however, they were performing prior to the restructure and continued to perform under their restructured terms as of September 30, 2011. All of such loans have been classified as TDRs since we modified the payment terms and in some cases interest rate from the original agreements and allowed the borrowers, who were experiencing financial difficulty, to make interest only payments for a period of time in order to relieve some of their overall cash flow burden. Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, and result in potential incremental losses. These potential incremental losses have been factored into our overall estimate of the allowance for loan losses. The level of any defaults will likely be affected by future economic conditions. A default on a troubled debt restructured loan for purposes of this disclosure occurs when the borrower is 90 days past due or a foreclosure or repossession of the applicable collateral has occurred. No defaults on troubled debt restructured loans occurred during the year ended September 30, 2011 on loans modified as a TDR within the previous 12 months.

The following table shows the TDR activity for the six months ended March 31, 2012, and fiscal years September 30, 2011 and 2010.

	For the Six Months Ended March 31, 2012
	Restructured Current Period
	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post-Modifications Outstanding Recorded Investments
	(Unaudited)
	(Dollars in thousands)
Troubled Debt Restructurings:
Construction and Development:
Residential and commercial	2	$1,810	$1,594
Total troubled debt restructurings	2	$1,810	$1,594

	September 30,
	2011			2010
	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post- Modifications Outstanding Recorded Investments	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post- Modifications Outstanding Recorded Investments
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	4	$1,061	$1,049	16	$2,279	$2,277
Construction and Development:
Land loans	2	1,169	1,160	2	1,170	1,170
Commercial:
Commercial real estate	7	7,986	7,919	5	7,742	7,742
Multi-family	—	—	—	1	612	612
Other	1	175	175	1	175	175
Consumer:
Home equity lines of credit	1	37	37	—	—	—
Total troubled debt restructurings	15	$10,428	$10,340	25	$11,978	$11,976

No additional funds are committed to be advanced in connection with impaired loans.

The following table sets forth the aggregate dollar amount of loans to principal officers, directors and their affiliates in the normal course of business of the Company for the following periods indicated:

		Year Ended September 30,
	Six Months Ended March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Balance at beginning of year	$617	$1,160	$1,196

New loans	197	—	—
Repayments	(322)	(543)	(36)

Balance at end of year	$492	$617	$1,160

At March 31, 2012, September 30, 2011 and 2010, the Company was servicing loans for the benefit of others in the amounts of $28.7 million (unaudited), $23.1 million and $29.9 million, respectively. A summary of mortgage servicing rights included in other assets and the activity therein follows for the periods indicated:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Balance at beginning of year	$128	$134	$134	$292	$434
Amortization	(38)	24	(6)	(158)	(83)
Addition	53	—	—	—	(59)
Balance at end of year	$143	$158	$128	$134	$292

For sales prior to 2010, the fair value of servicing rights was determined using a base discount rate of 9.50% and prepayment speeds ranging from 5.00% to 10.50%, depending upon the stratification of the specific right, and a weighted average default rate of 1.92%. For the six months ended March 31, 2012, we securitized and sold $10.7 million (unaudited) of long-term, fixed-rate residential mortgage loans with the servicing retained. This securitization/sale transaction resulted in a gain of $415,000 (unaudited). There were no loan sales during fiscal years 2011 and 2010.

No valuation allowance on servicing rights has been recorded at March 31, 2012 (unaudited), September 30, 2011, 2010, or 2009.

Property and Equipment	6 Months Ended
Mar. 31, 2012
Property and Equipment
Property and Equipment
Note 7 — Property and Equipment

Property and equipment, net consisted of the following at March 31, 2012 and at September 30, 2011 and 2010:

			September 30,
	Estimated Useful Life (years)	March 31, 2012	2011	2010
		(Unaudited)
		(Dollars in thousands)
Land	—	$711	$711	$711
Building and improvements	10–39	11,322	11,289	12,272
Construction in process	—	—	5	23
Furniture, fixtures and equipment	3–7	3,760	3,659	6,650
		15,793	15,664	19,656
Accumulated depreciation		(7,866)	(7,499)	(10,891)
		$7,927	$8,165	$8,765

Depreciation expense was approximately $368,000 (unaudited) and $430,000 (unaudited) for the six months ended March 31, 2012 and 2011, respectively. Depreciation expense was approximately $826,000, $803,000 and $922,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Deposits	6 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits
Note 8 — Deposits

Deposits classified by interest rates with percentages to total deposits consisted of the following:

			September 30,
	March 31, 2012		2011		2010
	(Unaudited)
	(Dollars in thousands)
Balances by interest rate:
Tiered passbooks (0.05% to 0.15%)	$27,240	5.07%	$26,710	4.82%	$25,479	4.27%
Regular passbooks (0.05% to 0.10%)	19,756	3.68	18,357	3.31	16,906	2.83
Money market accounts (0.20% to 0.65%)	79,248	14.76	86,315	15.57	80,980	13.57
Checking and NOW accounts (0.05% to 0.50%)	95,088	17.70	88,722	16.00	83,365	13.97
Non-Interest bearing demand	21,413	3.99	19,833	3.58	18,503	3.10
	242,745	45.20	239,937	43.28	225,233	37.74

Certificate accounts:
0% to 0.99%	52,517	9.78	39,591	7.14	24,241	4.06
1% to 1.99%	84,789	15.79	93,216	16.81	129,999	21.78
2% to 2.99%	111,289	20.72	130,983	23.62	119,666	20.05
3% to 3.99%	37,183	6.93	41,656	7.51	52,865	8.86
4% to 4.99%	7,360	1.37	7,934	1.43	43,187	7.23
5% to 5.99%	1,146	0.21	1,138	0.21	1,667	0.28
	294,284	54.80	314,518	56.72	371,625	62.26
Total	$537,029	100.00%	$554,455	100.00%	$596,858	100.00%

The total amount of certificates of deposit greater than $100,000 at March 31, 2012, September 30, 2011 and 2010 was $130.6 million (unaudited), $135.6 million and $160.7 million, respectively. Currently, amounts above $250,000 are not insured by the Federal Deposit Insurance Corporation ("FDIC").

Interest expense on deposits consisted of the following:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Savings accounts	$24	$38	$78	$110	$136
Checking and NOW accounts	149	298	519	845	1,321
Money market accounts	285	480	915	648	960
Certificates of deposit	3,084	3,716	6,941	8,511	11,061
Total deposits	$3,542	$4,532	$8,453	$10,114	$13,478

The following is a schedule of certificates of deposit maturities for the periods indicated:

	March 31, 2012	September 30, 2011
	(Unaudited)
Maturing	(Dollars in thousands)
One year or less	$113,061	$97,525
After one year to two years	64,112	102,380
After two years to three years	40,654	31,298
After three years to four years	19,792	27,524
After four years to five years	20,333	12,423
After five years	36,332	43,368

	$294,284	$314,518

Deposits from related parties held by the Company at March 31, 2012, September 30, 2011 and 2010 amounted to $282,000 (unaudited), $390,000 and $2.4 million, respectively.

Borrowings	6 Months Ended
Mar. 31, 2012
Borrowings [Abstract]
Borrowings
Note 9 — Borrowings

Under terms of its collateral agreement with the Federal Home Loan Bank of Pittsburgh ("FHLB"), the Company maintains otherwise unencumbered qualifying assets in an amount at least equal to its borrowings.

Under an agreement with the FHLB, the Company has a line of credit available in the amount of $50.0 million of which none was outstanding at March 31, 2012 (unaudited) and none was outstanding at September 30, 2011 and 2010. The interest rate on the line of credit at March 31, 2012, September 30, 2011 and 2010 was 0.25% (unaudited), 0.65% and 0.70%, respectively. The line of credit is to mature February 28, 2013.

The summary of long-term borrowings as of March 31, 2012 as follows:

	Weighted Average Rate	2012
	(Unaudited)
	(Dollars in thousands)
Due by March 31:
2013	0.72%	$593
2014	—	—
2015	—	—
2016	—	—
2017	—	—
Thereafter	1.78	48,000
Total FHLB Advances	1.76%	$48,593

The summary of long-term borrowings as of September 30, 2011 and 2010 are as follows:

	Weighted Average Rate	2011	2010
	(Dollars in thousands)
Due by September 30:
2011	—%	$—	$5,237
2012	—	—	—
2013	1.43	1,098	2,097
2014	—	—	—
2015	—	—	—
2016	—	—	—
Thereafter	3.56	48,000	48,000
Total FHLB Advances	3.52%	$49,098	$55,334

At March 31, 2012, the Company had $48.6 million (unaudited) in outstanding long-term FHLB advances and $288.4 million (unaudited) in potential FHLB advances available to us, which is based on the amount of FHLB stock held or levels of other assets, including U.S. government securities, and certain mortgage loans which are available for collateral. At September 30, 2011, the Company had $49.1 million in outstanding long-term FHLB advances and $313.0 million in potential FHLB advances available to us, which is based on the amount of FHLB stock held or levels of other assets, including U.S. government securities, and certain mortgage loans which are available for collateral.

Fair Value Measurements	6 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 10 — Fair Value Measurements

The Company follows FASB ASC Topic 820 "Fair Value Measurements," to record fair value adjustments to certain assets and to determine fair value disclosures for the Company's financial instruments. Investment and mortgage-backed securities available for sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans, real estate owned and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

The Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1—	Valuation is based upon quoted prices for identical instruments traded in active markets.
Level 2—	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—	Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's own estimates of assumptions that market participants would use in pricing the asset.

The Company bases its fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is our policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy.

Fair value measurements for assets where there exists limited or no observable market data and, therefore, are based primarily upon the Company's or other third-party's estimates, are often calculated based on the characteristics of the asset, the economic and competitive environment and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset. Additionally, there may be inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future valuations.

FASB ASC Topic 825 "Financial Instruments" provides an option to elect fair value as an alternative measurement for selected financial assets and financial liabilities not previously recorded at fair value. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation.

The tables below present the balances of assets measured at fair value on a recurring basis at March 31, 2012, September 30, 2011 and 2010:

	March 31, 2012
	Total	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$5,005	$5,005	$—	$—
U.S. government agencies	22,977	—	22,977	—
FHLB notes	1,699	—	1,699	—
State and municipal obligations	2,606	—	2,606	—
Single issuer trust preferred security	758	—	758	—
Corporate debt securities	1,532	—	1,532	—
Total investment securities available for sale	34,577	5,005	29,572	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	1,481	—	1,481	—
Fixed-rate	744	—	744	—
FHLMC:
Adjustable-rate	579	—	579	—
GNMA, adjustable-rate	143	—	143	—
CMO, fixed-rate-fate	44,177	—	44,177	—
Total mortgage-backed securities available for sale	47,124	—	47,124	—

Total	$81,701	$5,005	$76,696	$—

	September 30, 2011
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$5,010	$5,010	$—	$—
U.S. government agencies	23,946	—	23,946	—
FHLB notes	4,496	—	4,496	—
State and municipal obligations	963	—	963	—
Single issuer trust preferred security	790	—	790	—
Corporate debt securities	2,214	—	2,214	—
Total investment securities available for sale	37,419	5,010	32,409	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	2,635	—	2,635	—
Fixed-rate	954	—	954	—
FHLMC:
Adjustable-rate	664	—	664	—
Fixed-rate	352	—	352	—
GNMA, adjustable-rate	151	—	151	—
CMO, fixed-rate-fate	32,214	—	32,214	—
Total mortgage-backed securities available for sale	36,970	—	36,970	—

Total	$74,389	$5,010	$69,379	$—

	September 30, 2010
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$4,997	$4,997	$—	$—
U.S. government agencies	12,745	—	12,745	—
FHLB notes	3,009	—	3,009	—
State and municipal obligations	1,207	—	1,207	—
Single issuer trust preferred security	759	—	759	—
Corporate debt securities	1,475	—	1,475	—
Total investment securities available for sale	24,192	4,997	19,195	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	3,488	—	3,488	—
Fixed-rate	1,539	—	1,539	—
FHLMC:
Adjustable-rate	873	—	873	—
Fixed-rate	512	—	512	—
GNMA, adjustable-rate	169	—	169	—
CMO, fixed-rate	9,946	—	9,946	—
Total mortgage-backed securities available for sale	16,527	—	16,527	—

Total	$40,719	$4,997	$35,722	$—

For assets measured at fair value on a nonrecurring basis in March 31, 2012 and fiscal 2011 and fiscal 2010 that were still held at the end of the period, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at March 31, 2012, September 30, 2011 and 2010:

	March 31, 2012
	Total	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$2,104	$—	$—	$2,104
Impaired loans	5,141	—	—	5,141

Total	$7,245	$—	$—	$7,245

	March 31, 2012
	Fair Value at March 31, 2012	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$2,104	Discounted appraisals	Collateral discounts	4–30%
Impaired loans	5,141	Discounted appraisals	Collateral discounts	8–60%

Total	$7,245

	September 30, 2011
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Other real estate owned	$3,382	$—	$—	$3,382
Impaired loans	6,831	—	—	6,831

Total	$10,213	$—	$—	$10,213

	September 30, 2011
	Fair Value at September 30, 2011	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$3,382	Discounted appraisals	Collateral discounts	5–50%
Impaired loans	6,831	Discounted appraisals	Collateral discounts	10–60%

Total	$10,213

	September 30, 2010
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Other real estate owned	$4,716	$—	$—	$4,716
Impaired loans	10,747	—	—	10,747

Total	$15,463	$—	$—	$15,463

	September 30, 2010
	Fair Value at September 30, 2010	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$4,716	Discounted appraisals	Collateral discounts	5-53%
Impaired loans	10,747	Discounted appraisals	Collateral discounts	26-68%

Total	$15,463

The table below presents a summary of activity in our other real estate owned during the six months ended March 31, 2012 and year ended September 30, 2011 and 2010:

		Six Months Ended March 31, 2012
	Balance as of September 30, 2011	Additions	Sales, net	Write-downs	Balance as of March 31, 2012
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$3,872	$353	$2,608	$243	$1,374
Construction and Development:
Land	—	164	—	—	164
Commercial:
Commercial real estate	4,415	232	1,247	229	3,171
Other	34	—	—	—	34
Total	$8,321	$749	$3,855	$472	$4,743

		Year Ended September 30, 2011
	Balance as of September 30, 2010	Additions	Sales, net	Write-downs	Balance as of September 30, 2011
	(Dollars in thousands)
Residential mortgage	$1,538	$4,894	$2,182	$378	$3,872
Construction and Development:
Residential and commercial	1,085	—	1,045	40	—
Commercial:
Commercial real estate	2,602	6,468	3,023	1,632	4,415
Multi-family	70	1,064	729	405	—
Other	20	34	20	—	34
Total	$5,315	$12,460	$6,999	$2,455	$8,321

		Year Ended September 30, 2010
	Balance as of September 30, 2009	Additions	Sales, net	Write-downs	Balance as of September 30, 2010
	(Dollars in thousands)
Residential mortgage	$1,567	$1,398	$775	$652	$1,538
Construction and Development:
Residential and commercial	197	1,320	196	236	1,085
Commercial:
Commercial real estate	4,006	345	592	1,157	2,602
Multi-family	—	147	—	77	70
Other	20	—	—	—	20
Consumer:
Second mortgages	85	—	85	—	—
Total	$5,875	$3,210	$1,648	$2,122	$5,315

The following disclosure of the estimated fair value of financial instruments is made in accordance with the requirements of FASB ASC 825. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methods. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company would realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. FASB ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of March 31, 2012, September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since March 31, 2012, September 30, 2011 and 2010 and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following assumptions were used to estimate the fair value of the Company's financial instruments:

Cash and Cash Equivalents—These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Investment Securities—Investment and mortgage-backed securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are measured at fair value on a recurring basis. Fair value measurements for these securities are typically obtained from independent pricing services that we have engaged for this purpose. When available, we, or our independent pricing service, use quoted market prices to measure fair value. If market prices are not available, fair value measurement is based upon models that incorporate available trade, bid and other market information and for structured securities, cash flow and, when available, loan performance data. Because many fixed income securities do not trade on a daily basis, our independent pricing service's applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. For each asset class, pricing applications and models are based on information from market sources and integrate relevant credit information. All of our securities available for sale are valued using either of the foregoing methodologies to determine fair value adjustments recorded to our financial statements. The Company had no Level 3 securities as of March 31, 2012 (unaudited), September 30, 2011 or September 30, 2010.

Loans Receivable—We do not record loans at fair value on a recurring basis. As such, valuation techniques discussed herein for loans are primarily for estimating fair value for FASB ASC 825 disclosure purposes. However, from time to time, we record nonrecurring fair value adjustments to loans to reflect partial write-downs for impairment or the full charge-off of the loan carrying value. The valuation of impaired loans is discussed below. The fair value estimate for FASB ASC 825 purposes differentiates loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by loan type and rate. The fair value of loans is estimated by discounting contractual cash flows using discount rates based on current industry pricing, adjusted for prepayment and credit loss estimates.

Impaired Loans—Impaired loans are valued utilizing independent appraisals that rely upon quoted market prices for similar assets in active markets. These appraisals include adjustments to comparable assets based on the appraisers' market knowledge and experience. The appraisals are adjusted downward by management, as necessary, for changes in relevant valuation factors subsequent to the appraisal date and are considered level 3 inputs.

Accrued Interest Receivable—This asset is carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Restricted Stock—Although restricted stock is an equity interest in the FHLB, it is carried at cost because it does not have a readily determinable fair value as its ownership is restricted and it lacks a market. The estimated fair value approximates the carrying amount.

Other Real Estate Owned— Assets acquired through foreclosure or deed in lieu of foreclosure are recorded at estimated fair value less estimated selling costs when acquired, thus establishing a new cost basis. Fair value is generally based on independent appraisals. These appraisals include adjustments to comparable assets based on the appraisers' market knowledge and experience, and are considered level 3 inputs. When an asset is acquired, the excess of the loan balance over fair value, less estimated selling costs, is charged to the allowance for loan losses. If the estimated fair value of the asset declines, a write-down is recorded through expense. The valuation of foreclosed assets is subjective in nature and may be adjusted in the future because of, among other factors, changes in the economic conditions.

Deposits—Deposit liabilities are carried at cost. As such, valuation techniques discussed herein for deposits are primarily for estimating fair value for FASB ASC 825 disclosure purposes. The fair value of deposits is discounted based on rates available for borrowings of similar maturities. A decay rate is estimated for non-time deposits. The discount rate for non-time deposits is adjusted for servicing costs based on industry estimates.

Long-Term Borrowings—Advances from the FHLB are carried at amortized cost. However, we are required to estimate the fair value of long-term debt under FASB ASC 825. The fair value is based on the contractual cash flows discounted using rates currently offered for new notes with similar remaining maturities.

Accrued Interest Payable—This liability is carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Commitments to Extend Credit and Letters of Credit—The majority of the Company's commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Bank or the borrower, they only have value to the Company and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.
Mortgage Servicing Rights—The fair value of mortgage servicing rights is based on observable market prices when available or the present value of expected future cash flows when not available. Assumptions, such as loan default rates, costs to service, and prepayment speeds significantly affect the estimate of future cash flows. Mortgage servicing rights are carried at the lower of cost or fair value.

The carrying amount and estimated fair value of the Company's financial instruments as of March 31, 2012, September 30, 2011 and 2010 were as follows:

	March 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$58,625	$58,625	$—	$58,625	$—
Investment securities available for sale	81,701	81,701	5,005	76,696	—
Investment securities held to maturity	696	746	—	746	—
Loans receivable, net	467,028	484,194	—		484,194
Accrued interest receivable	1,632	1,632	—	1,632	—
Restricted stock	4,827	4,827	4,827	—	—
Mortgage servicing rights	143	143	—	143	—

Financial liabilities:
Savings accounts	46,996	46,996	—	46,996	—
Checking and NOW accounts	116,501	116,501	—	116,501	—
Money market accounts	79,248	79,248	—	79,248	—
Certificates of deposit	294,284	302,482	—	302,482	—
FHLB advances	48,593	57,422	—	57,422	—
Accrued interest payable	246	246	—	246	—

	September 30, 2011
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$33,496	$33,496	$—	$33,496	$—
Investment securities available for sale	74,389	74,389	5,010	69,379	—
Investment securities held to maturity	3,797	4,024	—	4,024	—
Loans receivable, net	506,019	527,628	—		527,628
Accrued interest receivable	1,897	1,897	—	1,897	—
Restricted stock	5,349	5,349	5,349		—
Mortgage servicing rights	128	128	—	128	—

Financial liabilities:
Savings accounts	45,067	45,067	—	45,067	—
Checking and NOW accounts	108,555	108,555	—	108,555	—
Money market accounts	86,315	86,315	—	86,315	—
Certificates of deposit	314,518	323,634	—	323,634	—
FHLB advances	49,098	53,643	—	53,643	—
Accrued interest payable	233	233	—	233	—

	September 30, 2010
	Carrying Amount	Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$81,395	$81,395
Investment securities available for sale	40,719	40,719
Investment securities held to maturity	4,716	4,925
Loans receivable, net	547,323	564,936
Accrued interest receivable	2,113	2,113
Restricted stock	6,567	6,567
Mortgage servicing rights	134	134

Financial liabilities:
Savings accounts	42,385	42,385
Checking and NOW accounts	101,868	101,868
Money market accounts	80,980	80,980
Certificates of deposit	371,625	372,388
FHLB advances	55,334	58,208
Accrued interest payable	267	267

Income Taxes	6 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 11 — Income Taxes

The Company accounts for income taxes using the asset and liability approach which recognizes the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. This method also requires the recognition of future tax benefits, such as net operating loss carryforwards and other tax credits. At March 31, 2012, our available net operating tax losses were approximately $7.7 million (unaudited), which resulted in a deferred tax asset of $2.6 million (unaudited). At September 30, 2011, our available net operating tax losses were approximately $7.9 million, which resulted in a deferred tax asset of $2.7 million. These losses expire in September 30, 2031.

Valuation allowances are provided to reduce deferred tax assets ("DTA") to an amount that is more likely than not to be realized. The company evaluates the likelihood on a quarterly basis of realizing our deferred tax asset by estimating sources of future taxable income and the impact of tax planning strategies. The Company has considered future market growth, forecasted earnings, future taxable income and the mix or earnings in the jurisdictions in which we operate and prudent, feasible and permissible tax planning strategies in determining the realizability of deferred tax assets. If we were to determine that we would not be able to realize a portion of our net deferred tax asset in the future for which there is no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if we were to make a determination that it is more likely than not that the deferred tax assets for which we had established a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded. After weighing the various factors, management concluded that a valuation allowance for federal net operating losses was not necessary, however there was a $296,000 (unaudited) valuation allowance for state net operating losses as of March 31, 2012.

Deferred income taxes at March 31, 2012, September 30, 2011 and 2010 were as follows:

March 31, 2012
(Unaudited)
(Dollars in thousands)
Deferred Tax Assets:
Allowance for loan losses	$2,746
Nonaccrual interest	359
Write-down of real estate owned	466
Depreciation	31
AMT credit carryover	180
Low-income housing tax credit carryover	220
Supplement Employer Retirement Plan	367
Charitable contributions	247
State net operating loss	296
Net operating loss	2,613
Other	152
Total Deferred Tax Assets	7,677
Valuation allowance for state net operating loss	(296)
Total Deferred Tax Assets, Net of Valuation Allowance	$7,381

Deferred Tax Liabilities:
Unrealized gain on investments available for sale	(234)
Depreciation	—
Mortgage servicing rights	(49)
Other	(168)
Total Deferred Tax Liabilities	(451)

Deferred Tax Assets, Net	$6,930

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Deferred Tax Assets:
Allowance for loan losses	$2,746	$3,434	$2,773
Nonaccrual interest	359	431	498
Write-down of real estate owned	466	298	780
Depreciation	31	—	—
AMT credit carryover	180	84	61
Low-income housing tax credit carryover	220	191	93
Supplement Employer Retirement Plan	367	352	303
Charitable contributions	247	247	227
State net operating loss	296	296	296
Net operating loss	2,613	2,702	—
Other	152	137	99
Total Deferred Tax Assets	7,677	8,172	5,130
Valuation allowance for state net operating loss	(296)	(296)	(296)
Total Deferred Tax Assets, Net of Valuation Allowance	$7,381	$7,876	$4,834

Deferred Tax Liabilities:
Unrealized gain on investments available for sale	(234)	(180)	(92)
Depreciation	—	(28)	(96)
Mortgage servicing rights	(49)	(43)	(45)
Other	(168)	(160)	(139)
Total Deferred Tax Liabilities	(451)	(411)	(372)

Deferred Tax Assets, Net	$6,930	$7,465	$4,462

Of these DTA at March 31, 2012, the carryforward periods for certain tax attributes are as follows (unaudited):

•	Gross operating loss carryforwards of $7.7 million (net DTA of $2.6 million) to expire in the fiscal year ending September 30, 2031;

•	State operating loss carryforwards of $296,000 to expire in part during the fiscal years ending September 30, 2013 and 2014;

•	Low income housing credit carryforwards of $220,000 to expire in the fiscal years ending September 30, 2030 and 2031;

•	Minimum tax credit carryforward has no expiration date; and

•	Gross charitable contributions carryforwards of $715,000 for the fiscal year ended 2008 (net DTA of $243,000) to expire in the fiscal year ending September 30, 2013 and gross charitable contributions carryforwards of $10,000 for the fiscal year ended 2010 (net DTA of $4,000) to expire in the fiscal year ending September 30, 2015.

Prior to 2007, for federal income tax purposes, in accordance with Internal Revenue Code IRC Section 475, the Company recognized the change in unrealized gains (losses) on investment securities available for sale through current taxable income. In 2007, the Company did not elect IRC Section 475. The mark-to-market adjustment recorded at September 30, 2006 was recognized over four years in accordance with the IRC Code and was fully recognized at September 30, 2010.

Income tax (benefit) expense for the six months ended March 31, 2012 and 2011 was comprised of the following:

	2012	2011
	(Unaudited)
	(Dollars in thousands)
Federal:
Current	$1,069	$(5,991)
Deferred	(481)	3,012
	588	(2,979)
State, current	—	—
	$588	$(2,979)

Income tax (benefit) expense for the years ended September 30, 2011, 2010 and 2009 was comprised of the following:

	2011	2010	2009
	(Dollars in thousands)
Federal:
Current	$(488)	$301	$443
Deferred	(3,091)	(2,212)	(260)
	(3,579)	(1,911)	183
State, current	—	16	59
	$(3,579)	$(1,895)	$242

The following is a reconciliation between federal income tax at the statutory rate of 34% and the actual income tax expense (benefit) recorded on income (loss) before income taxes for the six months ended March 31, 2012 and 2011:

	2012	2011
	(Unaudited)
	(Dollars in thousands)
At federal statutory rate	$700	$(2,863)
Adjustments resulting from:
State tax, net of federal benefit	—	(5)
Tax-exempt interest	(3)	—
Low-income housing credit	(22)	(20)
Earnings on bank-owned life insurance	(91)	(94)
Other	4	3
	$588	$(2,979)

The following is a reconciliation between federal income tax at the statutory rate of 34% and the actual income tax expense (benefit) recorded on income (loss) before income taxes for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009
	(Dollars in thousands)
At federal statutory rate	$(3,295)	$(1,708)	$426
Adjustments resulting from:
State tax, net of federal benefit	—	11	39
Tax-exempt interest	(8)	(12)	(26)
Low-income housing credit	(41)	(41)	(41)
Earnings on bank-owned life insurance	(186)	(192)	(175)
Other	(49)	47	19
	$(3,579)	$(1,895)	$242

It is the Company's policy to provide for uncertain tax positions and the related interest and penalties based upon management's assessment of whether a tax benefit is more like than not to be sustained upon examination by tax authorities. As of March 31, 2012, September 30, 2011 and 2010, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitation by the Internal Revenue Service and state taxing authorities for the years ended September 30, 2008 to September 30, 2011.

The Company's effective tax rate was 28.6% (unaudited), 36.9%, 37.7%, and 19.3% for the six months ended March 31, 2012 and fiscal years 2011, 2010 and 2009, respectively.

The Small Business Job Protection Act of 1996 provides for the repeal of the tax bad debt deduction computed under the percentage-of-taxable-income method. Upon repeal, the Company was required to recapture into income, over a six-year period, the portion of its tax bad debt reserves that exceeds its base year reserves (i.e., tax reserves for tax years beginning before 1988). The base year tax reserves, which may be subject to recapture if the Company ceases to qualify as a bank for federal income tax purposes, are restricted with respect to certain distributions and have been treated as a permanent tax difference. The Company's total tax bad debt reserves at March 31, 2012, September 30, 2011 and 2010 were approximately $1.6 million, of which $1.6 million represented the base year amount, and zero was subject to recapture.

Leases	6 Months Ended
Mar. 31, 2012
Leases [Abstract]
Leases
Note 12 — Leases

Pursuant to the terms of non-cancelable operating lease agreements expiring in March 2015 and September 2030, pertaining to Company property, future minimum rent commitments are (Dollars in thousands):

Years ending September 30:
2012	$279
2013	279
2014	279
2015	237
2016	214
Thereafter	4,763
$6,051

The Company receives rents from the lease of office and residential space owned by the Company. Future minimum rental commitments under these leases are (Dollars in thousands):

Years ending September 30:
2012	$278
2013	214
2014	170
2015	1
2016	—
$663

Commitments and Contingencies	6 Months Ended
Mar. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 13 — Commitments and Contingencies

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, unused lines of credit and standby letters of credit. Such commitments involve, to varying degrees, elements of credit, and interest rate risk in excess of the amount recognized in the statements of financial condition.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Letters of credit are conditional commitments issued by the Company guaranteeing payments of drafts in accordance with the terms of the letter of credit agreements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Collateral may be required to support letters of credit based upon management's evaluation of the creditworthiness of each customer. The credit risk involved in issuing letters of credit is substantially the same as that involved in extending loan facilities to customers. Most letters of credit expire within one year. At March 31, 2012, September 30, 2011 and 2011, the uncollateralized portion of the letters of credit extended by the Company was approximately $3.8 million (unaudited), $4.0 million and $3.8 million, respectively. The current amount of the liability for guarantees under letters of credit was not material as of March 31, 2012, September 30, 2011 or 2010.

At March 31, 2012, September 30, 2011 and 2010, the following financial instruments were outstanding whose contract amounts represent credit risk:

		September 30
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Commitments to extend credit:
Future loan commitments	$15,705	$7,309	$4,959
Undisbursed construction loans	5,066	7,698	34,840
Undisbursed home equity lines of credit	23,881	23,656	25,374
Undisbursed commercial lines of credit	5,158	4,910	7,522
Overdraft protection lines	845	823	866
Standby letters of credit	3,766	3,998	3,809
Total Commitments	$54,421	$48,394	$77,370

Commitments to grant loans at fixed rates at March 31, 2012 and September 30, 2011 totaled $15.7 million (unaudited) and $7.3 million, respectively, with such commitments being for loans with interest rates that ranged from 3.13% to 5.00% (unaudited) and 3.25% to 6.25%, respectively. Commitments to grant loans at variable rates at March 31, 2012 and September 30, 2011 totaled $38.7 million (unaudited) and $41.1 million, respectively, with such commitments being for loans with initial interest rates that ranged from 3.25% to 7.67% (unaudited) and 3.51% to 8.44%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation. Collateral held varies but generally includes personal or commercial real estate.

Unfunded commitments under commercial lines of credit are collateralized except for the overdraft protection lines of credit and commercial unsecured lines of credit. The amount of collateral obtained is based on management's credit evaluation, and generally includes personal or commercial real estate.

The Company has an employment contract with a member of executive management that in the event of a change in control of the Company, as defined, the Company's liability would amount to approximately $611,000 (unaudited) and $611,000 at March 31, 2012 and September 30, 2011, respectively.

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company's consolidated financial statements.

Regulatory Matters	6 Months Ended
Mar. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Note 14 — Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to total adjusted tangible assets (as defined) and of risk-based capital (as defined) to risk-weighted assets (as defined).

Management believes, as of March 31, 2012, September 30, 2011 and 2010, that the Bank met all capital adequacy requirements to which it was subject.

As of March 31, 2012, September 30, 2011 and 2010, the most recent notification from the regulators categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum tangible, core, and risk-based ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank's category.

Until recently, the Bank, the Company and the Mutual Holding Company were regulated by the Office of Thrift Supervision (the "OTS"). As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the OTS was eliminated and, as of July 21, 2011, the regulatory oversight functions and authority of the OTS related to the Bank were transferred to the Office of the Comptroller of the Currency (the "OCC") and the regulatory oversight functions and authority of the OTS related to the Holding Company and Mutual Holding Company, which are savings and loan holding companies, were transferred to the Board of Governors of the Federal Reserve System (the "Federal Reserve Board" or the "FRB").

In October 2010, the Bank and the Company and the Mutual Holding Company entered into Supervisory Agreements (the "Agreement") with the OTS (that was assumed by the OCC) that required compliance with certain items within specified timeframes as outlined in the Agreements. With the exception of certain deviations, which we do not believe were significant, to the provisions regarding commercial loan originations, the Company and the Bank have operated in compliance with the Supervisory Agreements in all material respects.

The Bank's actual capital amounts and ratios are also presented in the table:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount	Ratio
	(Dollars in thousands)
As of March 31, 2012 (unaudited):
Tangible Capital (to tangible assets)	$53,442	8.27%	$	≥ 9,689	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	53,442	8.27		≥25,838	4.00	≥32,297	5.00%
Tier 1 Capital (to risk-weighted assets)	53,442	12.45		≥17,174	4.00	≥25,761	6.00
Total risk-based Capital (to risk- weighted assets)	58,842	13.71		≥34,347	8.00	≥42,934	10.00

As of September 30, 2011:
Tangible Capital (to tangible assets)	$49,681	7.54%	$	≥ 9,878	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	49,681	7.54		≥26,342	4.00	≥32,928	5.00%
Tier 1 Capital (to risk-weighted assets)	49,681	10.76		≥18,476	4.00	≥27,714	6.00
Total risk-based Capital (to risk- weighted assets)	55,493	12.01		≥36,952	8.00	≥46,190	10.00

As of September 30, 2010:
Tangible Capital (to tangible assets)	$59,026	8.24%	$	≥10,739	1.50%	$—	N/A
Core Capital (to adjusted tangible assets)	59,026	8.24		≥28,637	4.00	≥35,796	5.00%
Tier 1 Capital (to risk-weighted assets)	59,026	11.83		≥19,962	4.00	≥29,944	6.00
Total risk-based Capital (to risk- weighted assets)	64,116	12.85		≥39,925	8.00	≥49,906	10.00

The following table presents a reconciliation of the Bank's equity determined using accounting principles generally accepted in the United States of America ("US GAAP") and its regulatory capital amounts as of March 31, 2012, September 30, 2011 and 2010:

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Bank GAAP equity	$58,131	$53,321	$59,129
Disallowed portion of deferred tax asset	(4,234)	(3,350)	—
Net unrealized (loss) gain on securities available for sale, net of income taxes	(455)	(290)	(103)
Tangible Capital , Core Capital and Tier 1 Capital	53,442	49,681	59,026
Allowance for loan losses (excluding specific reserves of $0 (unaudited), $1,259* and $3,067 for six months ended March 31, 2012 and fiscal years 2011 and 2010, respectively), (also excluding 1.25% of risk-weighted assets of $2,676 (unaudited), $3,031 and $0 for six months ended March 31, 2012, and fiscal years 2011 and 2010, respectively)	5,400	5,812	5,090
Total Risk-Based Capital	$58,842	$55,493	$64,116

*	Specific reserves based on regulatory specifications

Condensed Financial Information - Parent Company Only	6 Months Ended
Mar. 31, 2012
Condensed Financial Information - Parent Company Only [Abstract]
Condensed Financial Information - Parent Company Only
Note 15 — Condensed Financial Information—Parent Company Only

Condensed Statements of Financial Condition

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Assets
Cash and Cash Equivalents	$814	$1,799	$550
Investment in subsidiaries	58,131	53,321	59,129
Investment securities available for sale	—	2,640	3,782
Loans receivable, net	2,261	2,315	2,420
Deferred income taxes, net	243	212	188
Other assets	516	559	185
Total Assets	$61,965	$60,846	$66,254

Liabilities
Accounts payable	$62	$562	$47

Shareholders' Equity	61,903	60,284	66,207
Total Liabilities and Shareholders' Equity	$61,965	$60,846	$66,254

Condensed Statements of Operations

	March 31,		September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Income
Interest income	$74	$106	$210	$257	$294
Total Interest Income	74	106	210	257	294

Gain on sale of investment securities	40	—	—	—	2

Expense
Other operating expenses	8	41	58	58	36
Total Other Expenses	8	41	58	58	36

Gain before Equity in Undistributed Net Income (Loss) of Subsidiaries and Income Tax Benefit (Expense)	106	65	152	199	260

Equity in Undistributed Net Income (Loss) of Subsidiaries	1,400	(5,486)	(6,094)	(3,341)	852

Income tax benefit (expense)	36	22	170	(13)	(102)

Net Income (Loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010

Condensed Statements of Cash Flows

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Net income (loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010
Undistributed net (income) loss of subsidiaries	(1,400)	5,486	6,094	3,341	(852)
Deferred income taxes, net	(39)	(25)	(30)	9	144
ESOP shares committed to be released	45	34	98	121	104
Amortization of discounts on investment securities	79	(2)	(4)	(1)	(4)
Net gain on sale of investment securities	(40)	—	—	—	(2)
Increase (decrease) in other liabilities	(500)	14	14	(36)	83
Other assets	(147)	15	40	(14)	(314)
Net Cash (Used in) Provided by Operating Activities	(532)	79	100	291	169

Cash Flows from Investing Activities
Proceeds from maturities and principal collection on investments available for sale, net	888	2,145	742	475	483
Purchases of investment securities	(1,001)	(650)	(3,290)	(2,207)	(243)
Calls, sales of investment securities	2,806	—	3,673	1,300	508
Loan originations and principal collections, net	54	51	105	100	95
Net Cash Provided by (Used in) Investing Activities	2,747	1,546	1,230	(332)	843

Cash Flows from Financing Activities
Treasury stock repurchase	—	—	—	(458)	(19)

Capitalization	(3,200)	—	—	—	—
Cash dividends paid	—	(81)	(81)	(327)	(415)
Net Cash Used in Financing Activities	(3,200)	(81)	(81)	(785)	(434)

Net (Decrease) Increase in Cash and Cash Equivalents	(985)	1,544	1,249	(826)	578

Cash and Cash Equivalents—Beginning	1,799	550	550	1,376	798

Cash and Cash Equivalents—Ending	$814	$2,094	$1,799	$550	$1,376

Subsequent Events	6 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 16 — Subsequent Events

The Company has evaluated events and transactions occurring subsequent to March 31, 2012, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

On January 17, 2012, the Company announced that it has adopted a plan of conversion and reorganization (the "Plan") pursuant to which Malvern Federal Savings Bank will reorganize from the two tier mutual holding company structure to the stock holding company structure and will undertake a "second step" offering of shares of common stock of a new Pennsylvania corporation formed in connection with the conversion.

The Mutual Holding Company, which owns approximately 55.5% of the outstanding common stock of the Company, will merge with and into the Company as part of the reorganization and its shares in the Company will be extinguished. The Company will then merge with and into the new Pennsylvania corporation. The new holding company will offer and sell shares of common stock in an amount representing the percentage ownership interest currently held by the Mutual Holding Company, based on an independent appraisal. The new holding company will offer shares of its common stock for sale to the Bank's eligible depositors and certain borrowers and others in a subscription and community offering in the manner and subject to the priorities set forth in the Plan. In addition, in connection with the conversion of the Mutual Holding Company, shares of the Company's common stock held by shareholders other than the Mutual Holding Company will be exchanged for shares of common stock of the new Pennsylvania corporation pursuant to an "exchange ratio" designed to preserve their aggregate percentage ownership interest. The exchange ratio will be determined based upon the independent appraisal of the new holding company and the results of the offering.

At the time of the conversion and reorganization, liquidation accounts will be established for the benefit of certain members of the Mutual Holding Company (the Bank's depositors and certain borrowers) by the new holding company and the Bank in an amount equal to the percentage ownership in the Company owned by the Mutual Holding Company multiplied by the Company's shareholders' equity as reflected in the latest statement of financial condition used in the final offering prospectus for the conversion plus the value of the net assets of the Company as reflected in the latest statement of financial condition of the Company prior to the effective date of the conversion and reorganization.

The conversion and reorganization is subject to approval of the Company's shareholders (including the approval of a majority of the shares held by persons other than the Mutual Holding Company), the Mutual Holding Company's members and regulatory agencies.

The costs associated with the stock offering will be deferred and will be deducted from the proceeds upon sale of the stock. To date, no stock offering expenses have been expensed. Approximately $177,000 of costs have been incurred and deferred. If the stock offering is unsuccessful, these costs will be expensed.